CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 11,323,744	$ 23,050,619	$ 29,168,546
Cost of revenue	(27,300,890)	(17,673,199)	(14,712,411)
Gross (loss) / profit	(15,977,146)	5,377,420	14,456,135
Operating expenses:
Selling and marketing expenses	(464,209)	(1,794,510)	(1,807,132)
General and administrative expenses	(3,659,533)	(4,144,301)	(3,654,449)
Total operating expenses	(4,123,742)	(5,938,811)	(5,461,581)
(Loss) / Income from operations	(20,100,888)	(561,391)	8,994,554
Interest income	70,909	66,251	58,946
Interest expense	(819,219)	(217,041)
Investment loss, net	724,428	(166,334)	(2,436,809)
Foreign currency exchange loss	(198,808)	(96,131)
Government grant	272	1,157	369,170
Impairment loss	(306,595)
Other income (expenses), net	145,828	181,817	(8,553)
(Loss) / Income before income taxes	(20,484,073)	(791,672)	6,977,308
Income tax expense	(422,912)	(608,620)	(3,479,303)
Net (Loss) / profit	(20,906,985)	(1,400,292)	3,498,005
Other comprehensive (loss):) / income:
Foreign currency translation adjustment	(3,402,058)	1,458,405	2,388,306
Total comprehensive (loss) / income	$ (24,309,043)	$ 58,113	$ 5,886,311
Net (loss) / earnings per ordinary share, basic	$ (1.40)	$ (0.10)	$ 0.32
Net (loss) / earnings per ordinary share, diluted	$ (1.40)	$ (0.10)	$ 0.32
Weighted average number of ordinary shares, basic	14,900,000	13,691,667	11,030,137
Weighted average number of ordinary shares, diluted	14,942,150	13,691,667	11,030,137